Expense Example, No Redemption - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Total International Equity Fund - Class C
Expense Example, No Redemption:
1 Year	$ 198
3 Years	623
5 Years	1,075
10 Years	2,138
Fidelity Advisor Total International Equity Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	803
5 Years	1,137
10 Years	2,082
Fidelity Advisor Total International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	97
3 Years	310
5 Years	542
10 Years	1,208
Fidelity Advisor Total International Equity Fund - Class A
Expense Example, No Redemption:
1 Year	690
3 Years	944
5 Years	1,220
10 Years	2,003
Fidelity Advisor Total International Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	266
5 Years	469
10 Years	$ 1,053